UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ Robert D. McIver                           August 13, 2007
     -----------------------------         -----------------------------
         Robert D. McIver                           Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     75
                                        ----------------
Form 13F Information Table Value Total:     $2,937,864
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

































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
                       Jensen Investment Management, Inc.
                               June 30, 2007

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                   Common   88579Y101        143,580    1,654,343        Sole      NONE         1,654,343
Abbott Labs Com                         Common   002824100        137,181    2,561,745        Sole      NONE         2,561,745
Adobe Systems Inc                       Common   00724F101          2,038       50,772        Sole      NONE            50,772
Alltel Corp                             Common   020039103            230        3,400        Sole      NONE             3,400
American Electric Power Co              Common   025537101             23          500        Sole      NONE               500
Amgen Inc                               Common   031162100             22          400        Sole      NONE               400
Automatic Data Processing               Common   053015103        135,495    2,795,435        Sole      NONE         2,795,435
BMC Software                            Common   055921100              2           75        Sole      NONE                75
Bed Bath & Beyond Inc                   Common   075896100         75,959    2,110,550        Sole      NONE         2,110,550
Block H & R Inc                         Common   093671105             46        1,952        Sole      NONE             1,952
Boeing Co                               Common   097023105             15          155        Sole      NONE               155
Bristol Myers Squibb Co Com             Common   110122108          1,069       33,860        Sole      NONE            33,860
Brown Forman Corp Cl B                  Common   115637209            102        1,400        Sole      NONE             1,400
CDW Corp.                               Common   12512N105         91,888    1,081,415        Sole      NONE         1,081,415
Clorox Co                               Common   189054109         58,649      944,425        Sole      NONE           944,425
Coca-Cola Co                            Common   191216100         62,738    1,199,344        Sole      NONE         1,199,344
Colgate-Palmolive Co                    Common   194162103        115,415    1,779,720        Sole      NONE         1,779,720
Consolidated Edison Inc                 Common   209115104            215        4,765        Sole      NONE             4,765
Costco Wholesale Corp                   Common   22160K105              6          100        Sole      NONE               100
DNP Select Income Fd Inc                Common   23325P104             54        5,000        Sole      NONE             5,000
Danaher Corp                            Common   235851102         65,319      865,150        Sole      NONE           865,150
Dionex Corp                             Common   254546104          3,243       45,677        Sole      NONE            45,677
Ecolab, Inc.                            Common   278865100         85,934    2,012,515        Sole      NONE         2,012,515
Emerson Electric Co                     Common   291011104        151,325    3,233,443        Sole      NONE         3,233,443
Equifax Inc                             Common   294429105        132,136    2,974,690        Sole      NONE         2,974,690
Exxon Mobil Corp                        Common   30231G102            305        3,632        Sole      NONE             3,632
Fidelity National Information Svcs Inc  Common   31620M106            414        7,625        Sole      NONE             7,625
General Electric Co                     Common   369604103        160,606    4,195,556        Sole      NONE         4,195,556
Genuine Parts Co                        Common   372460105            378        7,614        Sole      NONE             7,614
Glaxosmithkline PLC Spons ADR           Common   37733W105            224        4,275        Sole      NONE             4,275
Hanesbrands Inc                         Common   410345102              8          300        Sole      NONE               300
Heinz H J Co                            Common   423074103            283        5,965        Sole      NONE             5,965
Intel Corp                              Common   458140100            622       26,175        Sole      NONE            26,175
International Business Machines Corp    Common   459200101            398        3,784        Sole      NONE             3,784
Johnson & Johnson                       Common   478160104        127,845    2,074,733        Sole      NONE         2,074,733
Kellogg Co                              Common   487836108             21          400        Sole      NONE               400
Lee Enterprises Inc                     Common   523768109              9          450        Sole      NONE               450
MTR Gaming Group                        Common   553769100             12          750        Sole      NONE               750
McDonald's Corp                         Common   580135101            220        4,339        Sole      NONE             4,339
McGraw Hill Companies                   Common   580645109        142,820    2,097,825        Sole      NONE         2,097,825
Medtronic Inc                           Common   585055106        124,509    2,400,860        Sole      NONE         2,400,860
Merck & Company                         Common   589331107             70        1,400        Sole      NONE             1,400
Microsoft Corp Com                      Common   594918104        115,760    3,928,051        Sole      NONE         3,928,051
Mylan Laboratories Inc.                 Common   628530107            141        7,762        Sole      NONE             7,762
Nestle SA ADR                           Common   641069406            570        6,000        Sole      NONE             6,000
Nike Inc Cl B                           Common   654106103            471        8,072        Sole      NONE             8,072

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
Nordson Corp                            Common   655663102            193        3,850        Sole      NONE             3,850
Omnicom Group Inc                       Common   681919106        142,607    2,694,760        Sole      NONE         2,694,760
Oracle Corp                             Common   68389X105             20        1,000        Sole      NONE             1,000
Patterson Companies                     Common   703395103         63,680    1,708,600        Sole      NONE         1,708,600
Paychex Inc                             Common   704326107         80,747    2,064,080        Sole      NONE         2,064,080
Pepsico Inc                             Common   713448108        107,352    1,655,387        Sole      NONE         1,655,387
Pfizer Inc Com                          Common   717081103            978       38,264        Sole      NONE            38,264
Procter & Gamble Co                     Common   742718109        141,313    2,309,414        Sole      NONE         2,309,414
Qualcomm Inc                            Common   747525103            132        3,040        Sole      NONE             3,040
Reliance Steel And Aluminum Co          Common   759509102             56        1,000        Sole      NONE             1,000
Sara Lee Corp                           Common   803111103             42        2,400        Sole      NONE             2,400
Schlumberger Ltd                        Common   806857108             68          800        Sole      NONE               800
Starbucks Corp                          Common   855244109              7          250        Sole      NONE               250
Stryker Corp                            Common   863667101        150,073    2,378,718        Sole      NONE         2,378,718
Sysco Corp                              Common   871829107         92,272    2,796,979        Sole      NONE         2,796,979
T Rowe Price Group Inc                  Common   74144T108        107,282    2,067,490        Sole      NONE         2,067,490
US Bancorp Del Com New                  Common   902973304             63        1,911        Sole      NONE             1,911
United Parcel Svc Cl B                  Common   911312106             47          650        Sole      NONE               650
Verizon Communications                  Common   92343V104             44        1,060        Sole      NONE             1,060
Vodafone Group Adr                      Common   92857W209             64        1,890        Sole      NONE             1,890
WD 40 Co                                Common   929236107            127        3,873        Sole      NONE             3,873
Walgreen Company                        Common   931422109            490       11,260        Sole      NONE            11,260
Wells Fargo & Co                        Common   949746101        110,143    3,131,741        Sole      NONE         3,131,741
Weyerhaeuser Co                         Common   962166104            142        1,803        Sole      NONE             1,803
Wilmington Trust Corp                   Common   971807102            403        9,700        Sole      NONE             9,700
Windstream                              Common   97381W104             52        3,514        Sole      NONE             3,514
Wrigley Wm Jr Co                        Common   982526105            105        1,900        Sole      NONE             1,900
Wyeth                                   Common   983024100            378        6,588        Sole      NONE             6,588
Zebra Technologies                      Common   989207105            617       15,933        Sole      NONE            15,933
                                                              -------------------------

                                                                2,937,864   59,064,254
                                                              =========================